INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

4.    INCOME TAX

Tax inflation adjustment

Law 27,430 introduced a modification in which it established that the subjects referred to in subparagraphs a) to e) of article 53 of the current Income Tax Law, for the purpose of determining the net taxable income, should deduct or incorporate to the tax result of the year the adjustment for tax inflation. Said adjustment would be applicable in the fiscal year in which the accumulated 3 year inflation rate determined using the consumer price index is greater than 100%.

The positive or negative inflation adjustment, as the case may be, that must be calculated, would be allocated as follows: the first and second fiscal years beginning on or after January 1, 2019, a sixth (1/6) should be allocated in that fiscal period and the remaining five sixths (5/6), in equal parts, in the five (5) immediately following fiscal periods. For the years beginning on or after January 1, 2021, the allocation of the inflation adjustment will be made in its entirety (100%), without any deferral. In this sense, in the current fiscal period the Group has computed the entire inflation adjustment calculated for this year.

Grupo Supervielle, considering the jurisprudence on this matter evaluated by the legal and tax advisors, submitted to the Federal Administration of Public Revenues (AFIP) its annual income tax return for the fiscal period 2020 considering the total effect of the inflation adjustment.

Tax rate

On June 16, 2021, Law 27,630 was enacted, which establishes a new structure of staggered rates for income tax with three segments in relation to the level of accumulated net taxable profit, applicable to fiscal years beginning on or after January 1, 2021, inclusive.

The new Tax rates are:

• Up to $5,000,000 of the accumulated taxable net profit: they will pay a tax of 25%;

• More than $5,000,000 and up to $50,000,000 of accumulated taxable net profit: they will pay a fixed amount of $1,250,000 plus a tax at a 30% rate on the excess of $5,000,000.

• More than $50,000,000 of accumulated taxable net profit: they will pay a fixed amount of $14,750,000 plus a tax at a 35% rate on the excess of $50,000,000.

The amounts provided above will be adjusted annually, since January 1, 2022, based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.

Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.

The following is a reconciliation between the income tax charged to income as of December 31, 2023,  2022 and 2021 and that which would result from applying the current tax rate on the accounting profit

	12/31/2023	12/31/2022	12/31/2021
Income before taxes	86,392,744	(26,835,992)	(8,834,826)
Tax rate	35%	34%	28%
Income for the year at tax rate	30,121,478	(9,238,345)	(2,429,768)
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(42,000)	(585,418)	(1,751,560)
Tax inflation adjustment	2,918,227	(6,811,432)	679,484
Income tax return	(463,742)	108,563	160,725
Effect of tax rate change on deferred tax	579,705	5,332,012	4,620,424
Non-deductible results	1,621,267	30,542	418,617
Income tax	34,734,935	(11,164,078)	1,697,922

4.1Deferred tax

The net position of the deferred tax is as follows:

	12/31/2023	12/31/2022
Deferred tax assets	12,960,099	37,997,568
Deferred tax liability	(1,614,907)	(565,339)
Net assets by deferred tax	11,345,192	37,432,229

Deferred taxes to be recovered in more than 12 months	10,756,236	31,134,571
Deferred taxes to be recovered in 12 months	2,203,863	6,862,997
Subtotal – Deferred tax assets	12,960,099	37,997,568
Deferred taxes to be paid in more than 12 months	(2,243,528)	(2,522,912)
Deferred taxes to be paid in 12 months	628,621	1,957,573
Subtotal – Deferred tax liabilities	(1,614,907)	(565,339)
Total Net Assets by deferred Tax	11,345,192	37,432,229

According to the analysis carried out by Grupo Supervielle, it is considered that the assets detailed above meet the requirements to consider them recoverable.

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at	(Charge)/Credit	Balance at
	12/31/2022	to Income/OCI	12/31/2023
Intangible assets	(8,636,673)	(2,980)	(8,639,653)
Loan Loss Reserves	6,075,520	(601,285)	5,474,235
Property, plant and equipment	(8,082,143)	3,838,308	(4,243,835)
Foreign Currency	(316,325)	—	(316,325)
Tax Loss Carry Forward	37,682,645	(35,452,634)	2,230,011
Inflation adjustment credit	8,778,249	(3,598,498)	5,179,751
Provisions	1,666,178	3,035,018	4,701,196
Others	264,778	6,695,034	6,959,812
Total	37,432,229	(26,087,037)	11,345,192

	Balance at	(Charge)/Credit	Balance at
	12/31/2021	to Income	12/31/2022
Intangible assets	(8,835,482)	198,809	(8,636,673)
Loan Loss Reserves	9,171,961	(3,096,441)	6,075,520
Property, plant and equipment	(24,196,860)	16,114,717	(8,082,143)
Foreign Currency	(316,325)	—	(316,325)
Tax Loss Carry Forward	23,909,997	13,772,648	37,682,645
Inflation adjustment credit	11,955,927	(3,177,678)	8,778,249
Provisions	1,844,910	(178,732)	1,666,178
Others	5,714,651	(5,449,873)	264,778
Total	19,248,779	18,183,450	37,432,229

The breakdown of the Tax Loss Carry Forward by expiration date is as follows:

	12/31/2023
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2020	5,961	2025	2,086
2021	39,548	2026	13,842
2022	5,812,640	2027	2,034,424
2023	513,313	2028	179,659
Total	6,371,461		2,230,011